Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have a written policy on equity grants, including stock options, designed to formalize our equity grant practices and ensure that equity awards will be made on specified dates. The Compensation Committee reviews and approves annual equity-based awards to senior executives who are direct reports to the CEO or reporting officers under Section 16 of the Exchange Act in the first calendar quarter of each year (around the time of their annual performance reviews). In accordance with our policy and shareholder-approved 2023 Omnibus Incentive Plan (which replaced our 2008 Omnibus Incentive Plan effective May 4, 2023), the Committee has delegated specific authority to the CEO to approve grants (within specified limits) to non-executive officers and other eligible employees. We may make equity awards at other times during the year for new hires or for other reasons, such as a job promotion or as a result of an acquisition. The Compensation Committee reviews equity grants made pursuant to the CEO’s delegated authority, if any, on a quarterly basis.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.

Award Timing Method	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally schedule Board and Committee meetings at least a year in advance and, as noted above, make annual equity awards to our NEOs at around the same time every year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false